Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	Technology	Software	Others	Total
	(in thousands)
Cost
Balance at January 1, 2017	$6,889	6,373	100	13,362
Additions	-	526	-	526
Disposals	-	(2,640)	-	(2,640)
Effect of exchange rate changes	-	9	-	9
Balance at December 31, 2017	6,889	4,268	100	11,257
Acquisitions through business combinations	6,282	-	2,663	8,945
Additions	-	925	-	925
Transfer from property, plant and equipment	-	9	-	9
Disposals	-	-	-	-
Effect of exchange rate changes	-	(8)	(13)	(21)
Balance at December 31, 2018	$13,171	5,194	2,750	21,115

Accumulated Amortization
Balance at January 1, 2017	$3,771	5,762	48	9,581
Amortization for the year	985	417	6	1,408
Disposals	-	(2,640)	-	(2,640)
Effect of exchange rate changes	-	9	-	9
Balance at December 31, 2017	4,756	3,548	54	8,358
Amortization for the year	1,433	469	78	1,980
Transfer from property, plant and equipment	-	7	-	7
Disposals	-	-	-	-
Effect of exchange rate changes	-	(7)	(1)	(8)
Balance at December 31, 2018	$6,189	4,017	131	10,337

Carrying amounts
At January 1, 2017	$3,118	611	52	3,781
At December 31, 2017	$2,133	720	46	2,899
At December 31, 2018	$6,982	1,177	2,619	10,778

Disclosure of detailed information about estimated useful life of intangible assets other than goodwill [Text Block]	Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:
Technology	7 years
Software	2-10 years
Others (except for trademark)	7-15 years